Summary of significant accounting policies (Schedule of Useful Lives of Property, Plant and Equipment) (Details)	12 Months Ended
Mar. 31, 2013
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	37 years 6 months
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	44 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Machineries [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machineries [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture, fixtures and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years